Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information Line Items
Entity Registrant Name	CORDOVACANN CORP.
Entity Central Index Key	0001168981
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	Yes
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2025
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Common Stock Shares Outstanding	109,803,459
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	000-50492
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	217 Queen Street West
Entity Address Address Line 2	Suite 401
Entity Address City Or Town	Toronto
Entity Address Country	CA
Entity Address Postal Zip Code	M5V 0R2
Auditor Name	Horizon Assurance LLP
Auditor Location	Markham, Ontario
Auditor Firm Id	7046
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Phone Fax Number Description	416-640-3183
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	217 Queen Street West
Entity Address Address Line 2	Suite 401
Entity Address City Or Town	Toronto
Entity Address Country	CA
Entity Address Postal Zip Code	M5V 0R2
City Area Code	917
Local Phone Number	843-2169
Contact Personnel Name	Thomas M. Turner, Jr.